Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES

4.	INVENTORIES

Inventories are stated at the net realizable value, using the first-in first-out method. Cost includes materials, labor and manufacturing overhead related to the purchase and production of inventories. We regularly review inventory quantities on hand, future purchase commitments with our supplies, and the estimated utility of our inventory. If the review indicates a reduction in utility below carrying value, we reduce our inventory to a new cost basis through a charge to cost of goods sold. At June 30, 2019, the increase in inventory is primarily related to WASP and WASP Lite systems in production pursuant to announced orders. Inventory consists of the following at June 30, 2019 and December 31, 2018:

	June 30, 2019	December 31, 2018
Raw Materials	$644,670	$136,555
Work in progress	825,418	180,041
Finished Goods	521,946	523,698
Less valuation allowance	(532,369)	(532,369)
Total	$1,459,665	$307,925

3.	INVENTORIES

Inventories consisted of the following, including $565,406 and $6,366 inventory obsolescence write offs for the years ended December 31, 2018 and 2017, respectively:

	2018	2017
Raw Materials	$136,555	$114,119
Work in progress	180,041	482,770
Finished Goods	523,698	398,912
In Transit	-	5,468
Less valuation allowance	(532,369)	(9,572)
Total	$307,925	$991,697